Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jan. 31, 2012
Operating activities
Net loss	$ 40,182	$ (6,796)	$ (3,758,817)	$ (36,158)	$ (3,835,876)	$ (3,795,694)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	350,151		250,821		250,821	600,973
Write-down of supplies inventory			38,000		38,000	38,000
Write-down of web development costs				9,000	9,000	9,000
Fair value of derivative liabilities in excess of proceeds			808,590		808,590	808,590
(Gain) Loss on adjustment to fair value of derivative liabilities	(2,579,451)		1,041,795		1,041,795	(1,537,656)
Amortization of common stock issued for services	166,000		83,000		83,000	249,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	20,628	(1,650)	(178,961)	5,610	(178,961)	(158,334)
Increase in other current assets	(2,794)		(15,939)		(15,939)	(18,733)
Increase in accounts payable and accrued liabilities	(67,871)	(7,599)	353,246	9,696	369,175	301,304
Increase in accrued compensation	(28,692)		67,774		67,774	39,082
Increase in accrued income taxes	1,600		1,600		1,600	3,200
Net cash used in operating activities	(1,881,252)	(16,045)	(1,308,891)	(11,852)	(1,361,021)	(3,242,273)
Investing activities
Purchases of property and equipment	(20,199)		(61,286)		(70,286)	(90,485)
Investment in intangible assets			(250,000)		(250,000)	(250,000)
Net cash used in investing activities	(20,199)		(311,286)		(320,286)	(340,485)
Financing activities
Proceeds from issuance of common stock and warrants			4,092,000		4,139,000	4,139,000
Proceeds from amounts due to stockholder		19,500	139,500	2,333	153,867	153,867
Repayment of amounts due to stockholder			(153,867)		(153,867)	(153,867)
Net cash (used in) provided by financing activities	(100,000)	19,500	4,077,633	2,333	4,139,000	4,039,000
Net increase (decrease) in cash	(2,001,451)	3,455	2,457,456	(9,519)	2,457,693	456,242
Cash, at beginning of period	2,457,693	237	237	9,756
Cash, at end of period	456,242	3,692	2,457,693	237	2,457,693	456,242
Cash paid during the period for:
Interest			1,357		1,357	1,357
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement			$ 2,750,000		$ 2,750,000	$ 2,750,000